OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield:	0.00%	0.00%	0.00%
Expected life:	7 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 2.40	$ 2.09
Estimated forfeiture rate	0.00%
Minimum [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	129.54%	110.70%	119.43%
Risk free rate:	1.19%	1.07%	0.48%
Expected life:		7 years	7 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 1.99		$ 2.21
Maximum [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	130.30%	115.03%	129.88%
Risk free rate:	1.79%	3.04%	2.53%
Expected life:		10 years	10 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 2.24		$ 2.50